Shareholder Report, Average Annual Return (Details)	6 Months Ended		8 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	21 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000240509
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB US Low Volatility Equity ETF
C000240507
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Disruptors ETF
C000241312
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB High Yield ETF
C000245882
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Conservative Buffer ETF
C000245884
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Corporate Bond ETF
C000237019
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Ultra Short Income ETF
C000241953
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB US Large Cap Strategic Equities ETF
C000245886
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Tax-Aware Long Municipal ETF
C000240508
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB US High Dividend ETF
C000245883
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Core Plus Bond ETF
C000245885
Average Annual Return [Line Items]
Line Graph and Table Measure Name		AB Tax-Aware Intermediate Municipal ETF
C000237018
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Tax-Aware Short Duration Municipal ETF
Without Sales Load [Member] | C000240509
Average Annual Return [Line Items]
Average Annual Return, Percent	11.51%			22.64%		24.12%
Without Sales Load [Member] | C000240507
Average Annual Return [Line Items]
Average Annual Return, Percent	27.77%			38.25%		38.47%
Without Sales Load [Member] | C000241312
Average Annual Return [Line Items]
Average Annual Return, Percent	5.57%			11.45%	10.19%
Without Sales Load [Member] | C000245882
Average Annual Return [Line Items]
Average Annual Return, Percent		5.69%
Without Sales Load [Member] | C000245884
Average Annual Return [Line Items]
Average Annual Return, Percent		2.40%
Without Sales Load [Member] | C000237019
Average Annual Return [Line Items]
Average Annual Return, Percent	2.89%			5.85%			5.30%
Without Sales Load [Member] | C000241953
Average Annual Return [Line Items]
Average Annual Return, Percent	18.45%		23.09%
Without Sales Load [Member] | C000245886
Average Annual Return [Line Items]
Average Annual Return, Percent		0.99%
Without Sales Load [Member] | C000240508
Average Annual Return [Line Items]
Average Annual Return, Percent	18.89%			31.65%		28.74%
Without Sales Load [Member] | C000245883
Average Annual Return [Line Items]
Average Annual Return, Percent		1.21%
Without Sales Load [Member] | C000245885
Average Annual Return [Line Items]
Average Annual Return, Percent		1.28%
Without Sales Load [Member] | C000237018
Average Annual Return [Line Items]
Average Annual Return, Percent	1.16%			3.11%			2.79%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%			28.19%		27.91%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	14.11%			23.56%		22.83%
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent	3.17%			4.40%	3.49%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		14.41%
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent		1.71%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.12%			1.31%			1.58%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%		20.00%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		(0.21%)
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.36%			28.19%		27.91%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		0.92%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		(0.21%)
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	0.37%			2.67%			3.33%
AllianceBernstein Index: MSCI ACWI Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Growth
AllianceBernstein Index: Bloomberg U.S. Corporate HY 2% Issuer Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate HY 2% Issuer Capped Index
AllianceBernstein Index: FTSE 3-Month US T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month US T-Bill Index
AllianceBernstein Index: Bloomberg 20 Year (17-22) Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 20 Year (17-22) Municipal Index
AllianceBernstein Index: Bloomberg 1-5 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Municipal Bond Index